Accrued Liabilities	6 Months Ended
Jun. 30, 2018
Accrued Liabilities
Accrued Liabilities

8Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2018	December 31, 2017
Accrued payroll	$797	$928
Accrued interest	9,959	9,953
Accrued expenses	7,644	4,345

Total	$18,400	$15,226

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of June 30, 2018 and December 31, 2017.